Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of components of inventories
	December 31, 2020	June 30, 2021
Work in process	$22,167	$21,090
Raw materials	17,451	20,223
Finished goods	5,350	14,087
Total	$44,968	$55,400

	December 31, 2019	December 31, 2020
Work in process	$27,854	$22,167
Raw materials	17,201	17,451
Finished goods	12,249	5,350
Total	$57,304	$44,968